Financial Instruments - Contractual Maturities of Significant Financial Liabilities and Capital Commitments Including Contractual Obligations (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility stand by charges			$ 770
Notes payable - Principal			389,262
Notes payable - Interest			94,807
Forward Exchange Contracts:
Forward Exchange Contracts Inflows			(13,430)
Forward Exchange Contracts Outflows			12,978
Total of financial liabilities, capital commitments including obligations			486,869
Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			2,482
Less than 1 Year
Disclosure of detailed information about financial instruments [line items]
Mine commitments		$ 15
Revolving credit facility stand by charges			770
Notes payable - Principal			0
Notes payable - Interest			31,660
Forward Exchange Contracts:
Forward Exchange Contracts Inflows			(13,430)
Forward Exchange Contracts Outflows			12,978
Total of financial liabilities, capital commitments including obligations			34,460
Less than 1 Year | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			2,482
1 to 3 Years
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility stand by charges			0
Notes payable - Principal			389,262
Notes payable - Interest			63,147
Forward Exchange Contracts:
Forward Exchange Contracts Inflows			0
Forward Exchange Contracts Outflows			0
Total of financial liabilities, capital commitments including obligations			452,409
1 to 3 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			0
4 to 5 Years
Disclosure of detailed information about financial instruments [line items]
Mine commitments	$ 10
Revolving credit facility stand by charges			0
Notes payable - Principal			0
Notes payable - Interest			0
Forward Exchange Contracts:
Forward Exchange Contracts Inflows			0
Forward Exchange Contracts Outflows			0
Total of financial liabilities, capital commitments including obligations			0
4 to 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			0
After 5 Years
Disclosure of detailed information about financial instruments [line items]
Revolving credit facility stand by charges			0
Notes payable - Principal			0
Notes payable - Interest			0
Forward Exchange Contracts:
Forward Exchange Contracts Inflows			0
Forward Exchange Contracts Outflows			0
Total of financial liabilities, capital commitments including obligations			0
After 5 Years | Gahcho Kue Diamond Mine [Member]
Disclosure of detailed information about financial instruments [line items]
Mine commitments			$ 0